Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Abstract]
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 18 — UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s PRC subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

	December 31, 2023	December 31, 2022
	Unaudited	Unaudited
ASSETS
Cash	$194	$514
Deferred IPO cost	38,696	22,844
Investment in subsidiaries	10,633,542	10,324,386
Total Assets	$10,672,432	$10,347,744

Liabilities:
Due to related parties	$67,780	$51,780
Total Liabilities	67,780	51,780

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively*	$10,000	$10,000
Additional paid-in capital	167,705	167,705
Statutory reserves	1,360,464	1,360,464
Retained earnings	9,662,121	9,052,271
Accumulated other comprehensive loss	(595,638)	(294,476)
Total Shareholders’ Equity	10,604,652	10,295,964
Total Liabilities and Shareholders’ Equity	$10,672,432	$10,347,744

*        Shares and per share data are presented on a retroactive basis to reflect the reorganization.

	For the Years Ended December 31,
	2023	2022
	Unaudited	Unaudited
Equity in earnings of subsidiaries	$610,318	$1,029,870
General and administrative expenses	(468)	(380)
NET INCOME	609,850	1,029,490

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	$(301,162)	$(790,857)
COMPREHENSIVE INCOME	$308,688	$238,633
	For the Years Ended December 31,
	2023	2022
	Unaudited	Unaudited
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$609,850	$1,029,490
Adjustments to reconcile net income to net cash used in operating activities:
Prepayments and other assets	(15,852)	(22,844)
Equity in earnings of subsidiaries	(610,318)	(1,029,870)
NET CASH USED IN OPERATING ACTIVITIES	(16,320)	(23,225)

Proceeds from a related party	16,000	23,016
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,000	23,016
CHANGES IN CASH	(320)	(209)
CASH, BEGINNING OF YEAR	514	723
CASH, END OF YEAR	$194	$514